OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 1,270	$ 2,302
Prepaid expenses	2,857	5,008
Advances to suppliers	8,315	4,150
Other receivables	327	434
Total	$ 12,769	$ 11,894